Notes Payable and Convertible Promissory Notes (Details Narrative)																																		1 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	May 12, 2022 USD ($) shares	May 11, 2022 USD ($) $ / shares shares	Mar. 15, 2022 USD ($) shares	Jan. 27, 2022 USD ($) $ / shares shares	Jan. 05, 2022	Nov. 30, 2021 $ / shares shares	Nov. 29, 2021 USD ($) shares	Nov. 15, 2021 $ / shares shares	Nov. 15, 2021 $ / shares shares	Nov. 09, 2021	Nov. 04, 2021 shares	Oct. 27, 2021	Oct. 12, 2021	Oct. 07, 2021 USD ($) $ / shares shares	Oct. 04, 2021 USD ($) $ / shares shares	Oct. 04, 2021 USD ($) $ / shares shares	Sep. 13, 2021 USD ($) shares	Aug. 17, 2021 USD ($) $ / shares shares	Aug. 16, 2021 USD ($) shares	Aug. 11, 2021 USD ($) $ / shares shares	Jul. 31, 2021	Jul. 30, 2021 shares	Jul. 29, 2021 USD ($) shares	Jun. 25, 2021 USD ($) $ / shares shares	Apr. 12, 2021 USD ($) $ / shares shares	Mar. 19, 2021 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	Oct. 30, 2020 USD ($) $ / shares shares	Aug. 05, 2020	Jun. 26, 2020 USD ($) $ / shares	May 05, 2020 $ / shares	Feb. 05, 2020 USD ($)	Dec. 28, 2019	Jul. 31, 2021	Sep. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 30, 2022 USD ($)	Jan. 31, 2022 $ / shares	Jan. 02, 2022	Apr. 30, 2021	Jan. 27, 2021 $ / shares	Jun. 15, 2020	Oct. 30, 2019 $ / shares	Aug. 05, 2019 USD ($)
Short-Term Debt [Line Items]
Interest rate, percentage										24.00%
Repayments of debt																																								$ 551,000
Debt payment Interest																																										$ 2,000,000.0
Convertible notes payable, current																																			$ 1,122,000					1,122,000		986,000	$ 641,000
Conversion price | $ / shares						$ 1.00
Debt discount to be amortized																																			$ 1,029,000					1,029,000
Debt discount																																								1,265,000	230,000	398,000	839,000
Conversion instrument amount																																										554,000
Loss on extinguishment of debt																																										386,000
Loss on fair value of derivative liabilities																																								$ 1,425,000	(3,055,000)	(4,103,000)
Stock Issued During Period, Value, Conversion of Convertible Securities																																				$ 11,000	$ 28,000	$ 85,000	$ 26,000			554,000
Convertible, beneficial conversion feature																																											95,000
Class of warrants | shares						19,084					12,500																								5,192,652					5,192,652		3,731,263
Exercise of warrants | $ / shares						$ 1.00																		$ 1.60											$ 0.88					$ 0.88		$ 1.0
Notes payable																																			$ 7,899,000					$ 7,899,000		$ 5,677,000
Shares issued for warrants exercise | shares											7,662
Warrants outstanding																																			77,330					77,330
Reclassification of additional paid in capital to derivative liability																																										3,462,000
Payments of Debt Issuance Costs																																								328,000	72,000	$ 101,000	114,000
Debt instrument description		(i) the 12-month anniversary of the original issuance date of the Notes, or May 11, 2023, (ii) a financing transaction which results in the Company’s common stock being listed on a national securities exchange, and (iii) an event of default. If an event of default occurs before the Company’s common stock is listed on a national securities exchange, the event of default would require a repayment of 125% of the outstanding principal, accrued interest and other amounts owing thereon unless the Company is trading on a national securities exchange in which case the repayment would be 100%. The Notes bear interest at 8% per annum, subject to an increase to 15% in case of an event of default as provided for therein. In addition, at any time before the 12-month anniversary of the date of issuance of the Notes, the Company may, upon five days’ prior written notice to the Purchaser, prepay all of the then outstanding principal amount of the Notes for cash in an amount equal to the sum of 105% of all amounts due and owing hereunder, including all accrued and unpaid interest.
Interest expense related party																																			$ 21,000			25,000		$ 66,800	76,000
Number of warrants or rights outstanding | shares																																			5,192,652					5,192,652		3,731,263
Interest expense debt																																			$ 92,000			(177,000)		$ 307,000	(177,000)	$ (141,000)
Interest rate					16.00%
Senior Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount																																																				$ 5,700,000
Interest expense debt																																			2,700					7,900		17,000
Senior Secured Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Principal amount																												$ 111,111							$ 111,111					$ 111,111		$ 111,111
Debt issuance costs																												$ 9,000
Interest rate, percentage																												10.00%							125.00%					125.00%		125.00%
Interest expense debt																																											2,000
Debt issuance costs																																											1,300
Accured interest																																			$ 34,400					$ 34,400		$ 19,000
Debt instrument interest rate, effective percentage																												10.00%																				18.00%
Conversion price | $ / shares																										$ 1.00		$ 1.40																							$ 1.00
Warrant term																										11 months 1 day
Debt discount to be amortized																												$ 6,000
Debt discount																																									79,000	$ 79,000	41,300
Convertible note premium description																																								The 25% premium will be recorded once a demand occurs		The 25% premium will be recorded once a demand occurs
Proceeds from issuance of secured debt																												100,000
Convertible, beneficial conversion feature																												45,000
Beneficial conversion feature																												$ 69,000
Threshold percentage																												70.00%
Class of warrants | shares				35,816																						47,619		79,366
Deemed dividend																										$ 57,000
Exercise of warrants | $ / shares																										$ 1.00
Shares issued, price per share | $ / shares																												$ 1.60
Senior Secured Convertible Promissory Note One [Member] | October Two Thousand Twenty [Member]
Short-Term Debt [Line Items]
Interest expense debt																																			5,100			5,000		$ 15,200	14,800
Debt issuance costs																																						0			2,600
Debt discount																																						0
Senior Secured Convertible Promissory Note One [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt and warrant exercise price per share | $ / shares				$ 0.98
Senior Secured Convertible Promissory Note One [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt and warrant exercise price per share | $ / shares				$ 0.78
Senior Secured Convertible Promissory Note One [Member] | Valuation Technique, Option Pricing Model [Member]
Short-Term Debt [Line Items]
Debt discount to be amortized																												$ 6,000
Unamortized debt issuance expense																												5,000
Senior Secured Convertible Promissory Note One [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input																										0.16
Senior Secured Convertible Promissory Note One [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input																										262.27
Senior Secured Convertible Promissory Note - January 2021 [Member]
Short-Term Debt [Line Items]
Principal amount																											$ 52,778
Debt issuance costs																											2,000
Interest expense debt																																			2,400			2,900		7,200	5,700	$ 6,700
Debt issuance costs																																						100			700
Accured interest																																			$ 13,900					$ 13,900		$ 6,700
Convertible notes payable, current																											$ 47,500
Debt instrument interest rate, effective percentage																											10.00%								125.00%					125.00%		125.00%
Conversion price | $ / shares																										$ 1.00	$ 1.40
Warrant term																										11 months 19 days
Debt discount to be amortized																											$ 2,000
Debt discount																																						5,600			34,000	$ 35,000
Convertible note premium description																																								The 25% premium will be recorded once a demand occurs.		The 25% premium will be recorded once a demand occurs
Debt default interest rate																					18.00%													18.00%
Deemed dividend																										$ 27,000
Conversion ratio																											0.70
Warrants issued | shares																										22,619	37,699
Exercise of warrants | $ / shares																											$ 1.60
Fair value method																											$ 1,000
Original issue discount																											35,000
Notes payable																																			$ 52,778					$ 52,778		$ 52,778
Additional warrants issued | shares				17,012
Senior Secured Convertible Promissory Note - January 2021 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt and warrant exercise price per share | $ / shares				$ 0.98
Senior Secured Convertible Promissory Note - January 2021 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt and warrant exercise price per share | $ / shares				0.78
Senior Secured Convertible Promissory Note - January 2021 [Member] | Investor and lender [Member]
Short-Term Debt [Line Items]
Debt discount to be amortized																											5,278
Senior Secured Convertible Promissory Note - January 2021 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input																										0.16
Senior Secured Convertible Promissory Note - January 2021 [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input																										262.27
Senior Secured Convertible Promissory Note April 2021 [Member]
Short-Term Debt [Line Items]
Principal amount																									$ 66,667										$ 41,667					$ 41,667		$ 66,667
Interest rate, percentage																									10.00%										125.00%					125.00%		125.00%
Maturity date																									Oct. 12, 2021
Interest expense debt																																			$ 1,800			1,700		$ 7,800	3,200	$ 6,100
Accured interest																																			$ 13,900					$ 13,900		6,100
Convertible notes payable, current																									$ 60,000
Debt instrument interest rate, effective percentage													18.00%												10.00%
Conversion price | $ / shares				$ 0.78		1.00																			$ 1.50
Debt conversion converted instrument rate																									70.00%
Warrant term																									1 year
Debt discount to be amortized																									$ 34,000
Debt discount																									3,000													19,000			35,000
Convertible note premium description													The 25% premium will be recorded once a demand occurs																											The 25% premium will be recorded once a demand occurs
Debt default interest rate													18.00%
Class of warrants | shares				16,147
Warrants issued | shares																								10,667
Exercise of warrants | $ / shares						1.00
Original issue discount																									$ 6,667																	37,500
Warrant exercise price increase decrease | $ / shares																																								$ 0.78
Number of warrants or rights outstanding | shares																																			73,398					73,398
Senior Secured Convertible Promissory Note April 2021 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares				$ 1.05
Senior Secured Convertible Promissory Note April 2021 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares				$ 0.78
Senior Secured Convertible Promissory Note April 2021 [Member] | Investor [Member]
Short-Term Debt [Line Items]
Warrant term																									5 years
Class of warrants | shares																									40,000
Exercise of warrants | $ / shares																									$ 1.90
Senior Secured Convertible Promissory Note April 2021 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input																									0.89
Senior Secured Convertible Promissory Note April 2021 [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input																									240.64
Senior Secured Convertible Promissory Note - June 2021 [Member]
Short-Term Debt [Line Items]
Principal amount																								$ 66,500											$ 57,000					$ 57,000		$ 66,500
Interest rate, percentage																								10.00%																		10.00%
Maturity date																								Jun. 25, 2022
Interest expense debt				$ 421																															3,400			3,000		10,400	3,000
Debt issuance costs																								$ 9,300
Accured interest																																			15,700					15,700		$ 5,700
Convertible notes payable, current																								$ 63,000
Debt instrument interest rate, effective percentage																								5.00%
Conversion price | $ / shares				$ 0.78																				$ 1.50
Debt conversion converted instrument rate																								65.00%
Warrant term																								3 years
Debt discount to be amortized																								$ 5,040											9,100					9,100		38,700
Debt discount																								15,784											$ 10,000			30,810		$ 29,600	30,810
Conversion instrument amount				$ 9,500
Debt conversion shares issued | shares				12,721
Loss on extinguishment of debt				$ 18,000
Gain on extinguishment of debt																								23,000
Proceeds from issuance of secured debt																								$ 63,000
Class of warrants | shares				21,436																				40,000
Unamortized debt issuance expense																								$ 9,300
Exercise of warrants | $ / shares																								$ 1.90
Original issue discount																								$ 3,500
Warrants outstanding																								$ 76,000
Number of shares issued | shares																								2,377
Derivative liabilities																								$ 102,823
Derivative expense																								87,039
Debt discount																								$ 66,500
Extinguishment of debt gain loss net of tax				$ 5,000
Trading securities debt				28,000
Derivative fair value of derivative net				$ 23,000
Senior Secured Convertible Promissory Note - June 2021 [Member] | June 2021 [Member]
Short-Term Debt [Line Items]
Exercise of warrants | $ / shares																																			$ 0.78					$ 0.78
Number of warrants or rights outstanding | shares																																			97,436					97,436
Secured Convertible Promissory Note - August 11, 2021 [Member]
Short-Term Debt [Line Items]
Principal amount																				$ 220,500																						220,500
Debt issuance costs																				$ 30,000
Interest rate, percentage																				10.00%
Interest expense debt																																										15,800
Accured interest																																										15,800
Conversion price | $ / shares						$ 1.00														$ 1.50
Debt conversion converted instrument rate																				65.00%
Debt discount to be amortized																				$ 220,500																						134,100
Debt discount																				$ 106,505																						86,400
Class of warrants | shares						36,000														40,000
Exercise of warrants | $ / shares						$ 1.00
Original issue discount																				$ 10,500
Warrants outstanding																				$ 210,000
Number of shares issued | shares																				7,000
Derivative liabilities																				$ 340,893
Derivative expense																				$ 234,388
Debt term																				1 year
Secured Convertible Promissory Note - August 17, 2021 [Member]
Short-Term Debt [Line Items]
Principal amount																		$ 220,500																								220,500
Debt issuance costs																				$ 30,000
Interest rate, percentage																		10.00%
Maturity date												Feb. 17, 2023
Interest expense debt																																										15,400
Accured interest																																										15,400
Conversion price | $ / shares																		$ 1.50
Debt conversion converted instrument rate																		65.00%
Debt discount to be amortized																				220,500																						157,900
Debt discount																				100,571																						62,600
Class of warrants | shares																		40,000
Original issue discount																		$ 10,500		10,500
Warrants outstanding																		$ 210,000
Derivative liabilities																				398,404
Derivative expense																				297,833
Secured Convertible Promissory Note - August 17, 2021 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares																		$ 1.60
Secured Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Debt term																		1 year
Convertible Promissory Note - October 4, 2021 [Member]
Short-Term Debt [Line Items]
Principal amount															$ 131,250	$ 131,250																			$ 16,708					$ 16,708		131,250
Debt issuance costs															$ 15,000	$ 15,000
Interest rate, percentage															10.00%	10.00%																															16.00%
Interest expense debt																																			500					5,700
Debt issuance costs																																										32,000
Accured interest																																										3,200
Debt payment Interest	$ 8,428
Conversion price | $ / shares				$ 0.78											$ 1.50	$ 1.50
Debt discount to be amortized															$ 131,250	$ 131,250																			1,100					1,100		99,200
Debt discount															$ 77,891																				33,100					98,200
Debt conversion shares issued | shares															2,173
Debt instrument periodic payment principal	83,500																																		19,471
Class of warrants | shares															23,810	23,810
Unamortized debt issuance expense															$ 32,109	$ 32,109
Original issue discount															6,250	6,250
Warrants outstanding															110,000	110,000
Derivative liabilities															564,943	$ 564,943
Derivative expense															$ 487,052
Convertible redeemable percentage															10.00%	10.00%
Aggregate exercise price															$ 45,238	$ 45,238
Interest Expense																																										3,200
Debt instrument periodic payment principal	11,571
Agreegate exercise price amount																45,238
Discount related issuance cost															15,000	15,000
Commitment fee	1,000
Convertible Promissory Note October 7, 2021 [Member]
Short-Term Debt [Line Items]
Principal amount														$ 131,250																					19,471					19,471		131,250			$ 16,708
Debt issuance costs														$ 15,000
Interest rate, percentage														10.00%
Interest expense debt																																			500					5,800		3,100
Accured interest																																										3,100
Debt payment Interest																																			476
Conversion price | $ / shares				0.78										$ 1.50
Debt discount to be amortized														$ 131,250				$ 131,250																	2,200					2,200		100,300
Debt discount														$ 76,517																					33,100					98,200		30,900
Debt instrument periodic payment principal	83,500
Class of warrants | shares														23,810
Original issue discount														$ 6,250				6,250
Warrants outstanding														110,000
Derivative liabilities														564,184
Derivative expense														487,667
Aggreggate exercise price														45,238
Interest expense debt	82,900
Agreegate exercise price amount														45,238
Discount related issuance cost														$ 15,000
Commitment fee	$ 1,000
February 2020 Convertible Note [Member]
Short-Term Debt [Line Items]
Principal amount																																			457,359					457,359		98,141
Interest expense debt																																										70,160
Conversion instrument amount																																										$ 554,000
Debt conversion shares issued | shares																																										168,301
Stock Issued During Period, Value, Conversion of Convertible Securities																																										$ 98,141
Interest payable																																			168,000					168,000
Interest expense debt																																										386,000
April 2021 Convertible Note [Member]
Short-Term Debt [Line Items]
Shares issued for warrants exercise | shares											7,662
Cashless exercise of warrants | shares											12,500
Convertible Promissory Note – August 11, 2021 [Member]
Short-Term Debt [Line Items]
Principal amount																				220,500															85,000					85,000
Debt issuance costs																				$ 30,000
Interest rate, percentage																				10.00%
Maturity date	Sep. 30, 2022																			Aug. 11, 2022
Interest expense debt																																			6,800			3,000		92,000	3,000
Accured interest																																			43,700					43,700
Debt payment Interest	$ 64,305
Conversion price | $ / shares				$ 0.78		$ 1.00														$ 1.50
Debt conversion converted instrument rate				65.00%						24.00%										65.00%
Debt discount																				$ 106,505															39,900			30,810		$ 134,000	30,810
Debt instrument periodic payment principal	128,502
Class of warrants | shares						36,000														40,000
Exercise of warrants | $ / shares				$ 0.78		$ 1.00
Original issue discount																				$ 10,500
Warrants outstanding																				210,000
Derivative liabilities																				340,893
Derivative expense																				$ 234,388
Debt conversion shares issued or options issued | shares				21,436
Interest payable	54,278
Interest expense debt	45,200
Debt instrument periodic payment principal	$ 135,695
Additional interest																																			$ 67,000
Convertible Promissory Note – August 11, 2021 [Member] | August 11,2021 [Member]
Short-Term Debt [Line Items]
Exercise of warrants | $ / shares																																			$ 0.78					$ 0.78
Number of warrants or rights outstanding | shares																																			97,436					97,436
Convertible Promissory Note – August 11, 2021 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares																				$ 1.60
Convertible Promissory Note – August 17, 2021 [Member]
Short-Term Debt [Line Items]
Principal amount																		220,500																	$ 220,500					$ 220,500
Debt issuance costs																		$ 30,000
Interest rate, percentage																		10.00%
Maturity date																		Aug. 17, 2022
Interest expense debt																																			12,700			2,700		37,700	2,700
Accured interest																																			53,100					53,100
Conversion price | $ / shares				$ 0.78														$ 1.50
Debt conversion converted instrument rate				65.00%														65.00%
Debt discount to be amortized																																			52,800					52,800
Debt discount																		$ 100,571																	$ 35,400			27,200		$ 105,000	27,200
Class of warrants | shares																		40,000
Exercise of warrants | $ / shares				$ 0.78																																													$ 1.60
Original issue discount																		$ 10,500
Warrants outstanding																		210,000
Derivative liabilities																		398,404
Derivative expense																		$ 297,833
Debt conversion shares issued or options issued | shares				21,436
Debt and warrant exercise price per share | $ / shares				$ 0.78
Convertible Promissory Note – August 17, 2021 [Member] | August 17 2022 [Member]
Short-Term Debt [Line Items]
Exercise of warrants | $ / shares																																			$ 0.78					$ 0.78
Number of warrants or rights outstanding | shares																																			97,436					97,436
Convertible Promissory Note – August 17, 2021 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares																		$ 1.60
Senior secured convertible promissory note Seven [Member] | October 4 2021 [Member]
Short-Term Debt [Line Items]
Exercise of warrants | $ / shares																																			$ 1.90					$ 1.90
Number of warrants or rights outstanding | shares																																			23,810					23,810
Senior secured convertible promissory note eight [Member] | October 7 2022 [Member]
Short-Term Debt [Line Items]
Exercise of warrants | $ / shares																																			$ 1.90					$ 1.90
Number of warrants or rights outstanding | shares																																			23,810					23,810
Convertible Promissory Note - March 15, 2022 [Member]
Short-Term Debt [Line Items]
Principal amount			$ 250,000																																$ 182,800					$ 182,800
Interest rate, percentage			10.00%
Interest expense debt																																								25,000
Accured interest																																			13,600					13,600
Debt payment Interest																																			11,396
Debt discount to be amortized																																			113,000					113,000
Debt discount			$ 250,000																																63,000					137,000
Debt instrument periodic payment principal			39,285.71																																67,176
Proceeds from issuance of secured debt			200,000
Original issue discount			$ 50,000
Number of shares issued | shares			10,000
Proceeds from Convertible Debt			$ 180,000
Payments of Debt Issuance Costs			20,000
Interest expense debt																																			42,600
Discount related issuance cost			34,384
Guaranteed interest contracts			$ 25,000
Convertible Promissory Note - March 15, 2022 [Member] | Investor [Member]
Short-Term Debt [Line Items]
Number of shares issued | shares			2,500
Warrant [Member] | Senior Secured Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Debt discount to be amortized																												66,000
Warrant [Member] | Senior Secured Convertible Promissory Note - January 2021 [Member]
Short-Term Debt [Line Items]
Debt issuance costs																											$ 1,000
Warrant term																											1 year
Debt discount to be amortized																											$ 32,000
Debt discount																											$ 3,000
Warrant [Member] | Senior Secured Convertible Promissory Note - January 2021 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input																											0.45
Warrant [Member] | Senior Secured Convertible Promissory Note - January 2021 [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input																											240.83
Warrant [Member] | Senior Secured Convertible Promissory Note April 2021 [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares																								$ 1.50
Warrant term																								11 months 15 days	1 year
Debt discount																									$ 3,700
Deemed dividend																								$ 11,000
Warrants issued | shares																								10,667
Warrant [Member] | Senior Secured Convertible Promissory Note April 2021 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input																								0.92	0.89
Warrant [Member] | Senior Secured Convertible Promissory Note April 2021 [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input																								247.52	240.64
Warrant [Member] | Senior Secured Convertible Promissory Note - June 2021 [Member]
Short-Term Debt [Line Items]
Interest expense debt																																										5,800
Conversion price | $ / shares						$ 1.00
Warrant term																				6 months 25 days				7 months 6 days
Debt discount to be amortized																								$ 37,916
Debt discount																								$ 15,784																		27,800
Class of warrants | shares						25,333
Deemed dividend																				$ 25,000
Warrants issued | shares																				10,667
Exercise of warrants | $ / shares						$ 1.00														$ 1.50
Additional warrants issued | shares						25,333
Warrant [Member] | Senior Secured Convertible Promissory Note - June 2021 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input																				0.81				0.48
Warrant [Member] | Senior Secured Convertible Promissory Note - June 2021 [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input																				209				302.11
Warrant [Member] | Secured Convertible Promissory Note - August 11, 2021 [Member]
Short-Term Debt [Line Items]
Warrant term																				1 year
Debt discount to be amortized																				$ 56,454
Unamortized debt issuance expense																				$ 30,000
Exercise of warrants | $ / shares																				$ 1.90
Warrant [Member] | Secured Convertible Promissory Note - August 11, 2021 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input																				0.81
Warrant [Member] | Secured Convertible Promissory Note - August 11, 2021 [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input																				253
Warrant [Member] | Secured Convertible Promissory Note - August 17, 2021 [Member]
Short-Term Debt [Line Items]
Warrant term																				1 year
Debt discount to be amortized																				$ 62,220
Unamortized debt issuance expense																				$ 30,000
Exercise of warrants | $ / shares																				$ 1.90
Warrant [Member] | Secured Convertible Promissory Note - August 17, 2021 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input																				0.77
Warrant [Member] | Secured Convertible Promissory Note - August 17, 2021 [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Debt conversion converted instrument rate									24.00%
Warrants and rights outstanding measurement input																				254
Warrant [Member] | Secured Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Debt discount																																								1,314,000		377,269
Loss on fair value of derivative liabilities																																								1,534		4,100,000
Derivative liabilities																																			1,422,000					1,422,000		2,000,000.0
Derivative expense																																								108,000		1,593,978
Warrant [Member] | Convertible Promissory Note - October 4, 2021 [Member]
Short-Term Debt [Line Items]
Debt discount to be amortized															15,000	15,000
Unamortized debt issuance expense															$ 32,109	$ 32,109
Exercise of warrants | $ / shares															$ 1.90	$ 1.90
Warrant [Member] | Convertible Promissory Note October 7, 2021 [Member]
Short-Term Debt [Line Items]
Exercise of warrants | $ / shares														$ 1.90
Warrant [Member] | Convertible Promissory Note – August 11, 2021 [Member]
Short-Term Debt [Line Items]
Debt issuance costs																				$ 30,000
Debt discount to be amortized																				$ 56,454
Exercise of warrants | $ / shares																				$ 1.90
Warrant [Member] | Convertible Promissory Note – August 11, 2021 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input																				0.0081
Warrant [Member] | Convertible Promissory Note – August 11, 2021 [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input																				2.53
Warrant [Member] | Convertible Promissory Note – August 17, 2021 [Member]
Short-Term Debt [Line Items]
Debt issuance costs																		$ 30,000
Debt discount to be amortized																		$ 62,220
Exercise of warrants | $ / shares																		$ 1.90
Warrant [Member] | Convertible Promissory Note – August 17, 2021 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Debt conversion converted instrument rate								24.00%
Warrants and rights outstanding measurement input																		0.0077
Warrant [Member] | Convertible Promissory Note – August 17, 2021 [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input																		2.54
Common Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities																																						1,000				1,000
Number of shares issued | shares																						25,000
Common Stock [Member] | Senior Secured Convertible Promissory Note April 2021 [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment principal																																			25,000
Interest expense debt																																			$ 19,500
Common Stock [Member] | Senior Secured Convertible Promissory Note - June 2021 [Member]
Short-Term Debt [Line Items]
Exercise of warrants | $ / shares																								$ 1.60
Common Stock [Member] | Secured Convertible Promissory Note - August 11, 2021 [Member]
Short-Term Debt [Line Items]
Debt discount to be amortized																				$ 17,041
Common Stock [Member] | Secured Convertible Promissory Note - August 17, 2021 [Member]
Short-Term Debt [Line Items]
Debt discount to be amortized																				$ 17,209
Number of shares issued | shares																				5,631
Common Stock [Member] | Convertible Promissory Note - October 4, 2021 [Member]
Short-Term Debt [Line Items]
Debt discount to be amortized															$ 77,891	$ 77,891
Number of shares issued | shares	2,977																																		476
Interest expense debt	$ 81,700																																		$ 14,800
Common Stock [Member] | Convertible Promissory Note October 7, 2021 [Member]
Short-Term Debt [Line Items]
Debt discount to be amortized														$ 33,483				$ 33,483
Number of shares issued | shares	2,977
Interest expense debt																																			15,200
Common Stock [Member] | Convertible Promissory Note – August 11, 2021 [Member]
Short-Term Debt [Line Items]
Debt discount to be amortized																				$ 17,041
Number of shares issued | shares																				7,000
Common Stock [Member] | Convertible Promissory Note – August 17, 2021 [Member]
Short-Term Debt [Line Items]
Debt discount to be amortized																		$ 17,209
Number of shares issued | shares																		5,631
Common Stock [Member] | Convertible Promissory Note - March 15, 2022 [Member]
Short-Term Debt [Line Items]
Debt discount to be amortized			$ 3,596
Eight Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal amount																																										1,300,000
Convertible Debt [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares						$ 1.00																																								$ 0.78
Conversion instrument amount																																										$ 554,000
Debt conversion shares issued | shares																																										168,294
Debt instrument periodic payment principal																																										$ 168,300
Loss on extinguishment of debt																																										386,000
Loss on fair value of derivative liabilities																																										245,000
Gain on extinguishment of debt																																										245,000
Stock Issued During Period, Value, Conversion of Convertible Securities																																										141,000
Extinguishment of debt gain loss net of tax																																										141,000
Convertible Debt [Member] | Senior Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt issuance costs																																											14,000
Interest rate, percentage																													18.00%
Interest expense debt																																										11,000	5,000
Debt issuance costs																																											70,000
Conversion price | $ / shares				$ 0.78																										$ 0.40																$ 0.78
Debt conversion converted instrument rate				65.00%																										65.00%
Debt default interest rate																													18.00%
Convertible, beneficial conversion feature																														$ 50,000
Beneficial conversion feature																														203,000
Accrued interest																																										16,000
Convertible Debt [Member] | Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount																																			$ 58,055					$ 58,055		$ 58,055
Interest rate, percentage																																			140.00%					140.00%		140.00%
Convertible note premium description																																								The 40% premium will be recorded once a demand occurs.		The 40% premium will be recorded once a demand occurs
Accrued interest																																			$ 23,500					$ 23,500
Convertible Debt [Member] | Senior Secured Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Debt issuance costs																												4,000
Debt discount																												$ 5,000
Convertible Debt [Member] | Senior Secured Convertible Promissory Note - June 2021 [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares				$ 0.78
Convertible Debt [Member] | Secured Convertible Promissory Note - August 11, 2021 [Member]
Short-Term Debt [Line Items]
Debt discount to be amortized																				$ 106,505
Convertible Debt [Member] | Secured Convertible Promissory Note - August 17, 2021 [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares								$ 1.00	$ 1.00
Debt discount to be amortized																				100,571
Class of warrants | shares						36,000		36,000	36,000
Exercise of warrants | $ / shares								$ 1.00	$ 1.00
Convertible Debt [Member] | Convertible Promissory Note October 7, 2021 [Member]
Short-Term Debt [Line Items]
Debt payment Interest																																			8,428
Debt discount to be amortized														$ 76,517				$ 76,517
Debt instrument periodic payment principal																																			$ 11,571
Convertible Debt [Member] | Convertible Promissory Note – August 11, 2021 [Member]
Short-Term Debt [Line Items]
Debt discount to be amortized																				$ 106,505
Convertible Debt [Member] | Convertible Promissory Note – August 17, 2021 [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares						$ 1.00
Debt discount to be amortized																		$ 100,571
Exercise of warrants | $ / shares						$ 1.00
Convertible Debt [Member] | Convertible Promissory Note - March 15, 2022 [Member]
Short-Term Debt [Line Items]
Debt discount to be amortized			$ 162,020
Convertible Note [Member]
Short-Term Debt [Line Items]
Exercise of warrants | $ / shares																																			$ 0.78					$ 0.78
Number of warrants or rights outstanding | shares																																			162,800					162,800
Convertible Note [Member] | Senior Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount																														58,055
Debt issuance costs																														$ 14,000
Interest rate, percentage																														10.00%
Maturity date																														Dec. 26, 2020
Debt instrument interest rate, effective percentage																														10.00%
Conversion price | $ / shares																														$ 0.40
Debt conversion converted instrument rate																														65.00%
Debt discount to be amortized																														$ 5,555
Proceeds from issuance of secured debt																														52,500
Convertible, beneficial conversion feature																														50,000
Beneficial conversion feature																														$ 203,000
Ten Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal amount																																			$ 1,100,000					$ 1,100,000
Registration Rights Agreement [Member] | Secured Convertible Promissory Note - August 11, 2021 [Member]
Short-Term Debt [Line Items]
Debt conversion shares issued | shares																				5,000
Registration Rights Agreement [Member] | Secured Convertible Promissory Note - August 17, 2021 [Member]
Short-Term Debt [Line Items]
Debt conversion shares issued | shares																		5,000
Registration Rights Agreement [Member] | Convertible Promissory Note - October 4, 2021 [Member]
Short-Term Debt [Line Items]
Debt conversion shares issued | shares															2,977
Registration Rights Agreement [Member] | Convertible Promissory Note October 7, 2021 [Member]
Short-Term Debt [Line Items]
Debt conversion shares issued | shares														2,977
Debt conversion shares issued or options issued | shares														2,632
Registration Rights Agreement [Member] | Convertible Promissory Note – August 11, 2021 [Member]
Short-Term Debt [Line Items]
Debt conversion shares issued | shares																				5,000
Registration Rights Agreement [Member] | Convertible Promissory Note – August 17, 2021 [Member]
Short-Term Debt [Line Items]
Debt conversion shares issued | shares																		5,000
Accredited Investors [Member] | Term Loan Subscription Agreements [Member]
Short-Term Debt [Line Items]
Principal amount																																												$ 5,700,000								$ 5,700,000
Debt issuance costs																																												$ 707,000
Interest rate, percentage																																												12.00%
Debt instrument, interest during period																																	15.00%											15.00%
Maturity date																																								Jun. 28, 2020		Jun. 28, 2020
Interest expense debt																																			212,000			215,000		$ 637,000	637,000	$ 852,000	1,200,000
Debt issuance costs																																											347,000
Accured interest																																			$ 2,700,000					2,700,000		2,000,000.0
Repayments of debt																																								5,700,000		5,700,000
Debt payment Interest																																								$ 2,700,000
Accredited Investors [Member] | Securities purchase agreement [Member]
Short-Term Debt [Line Items]
Principal amount																																$ 550,500
Interest rate, percentage																																10.00%																		18.00%
Maturity date																																Aug. 05, 2020
Convertible notes payable, current																																$ 499,950
Debt instrument interest rate, effective percentage																																10.00%
Conversion price | $ / shares																															$ 10.00
Weighted average percentage																															70.00%
Debt conversion converted instrument rate				60.00%																											60.00%
Stock combinations | $ / shares																															$ 1.00
Debt discount to be amortized																																$ 381,000
Shares issued, price per share | $ / shares				$ 0.78
Accredited Investors [Member] | Securities purchase agreement [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrant term																																5 years
Debt discount to be amortized																																$ 322,000
Accredited Investors [Member] | Securities purchase agreement [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest expense debt																																										96,000	75,000
Debt issuance costs																																38,000											38,000
Debt discount																																21,000											$ 381,000
Accredited Investors [Member] | Securities purchase agreement [Member] | Convertible Debt [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Debt issuance costs																																53,000
Debt discount																																$ 30,000
Accredited Investors [Member] | Securities purchase agreement [Member] | Convertible Note [Member]
Short-Term Debt [Line Items]
Principal amount																																										457,359
Interest rate, percentage																																			140.00%					140.00%
Accured interest																																										$ 101,000
Conversion instrument amount							$ 31,150								$ 26,250		$ 32,500		$ 25,000				$ 27,500			$ 25,900
Debt conversion shares issued | shares							31,151								26,250		32,500		25,000				27,500			25,900
Convertible note premium description																																								The 40% premium will be recorded once a demand occurs		The 40% premium will be recorded once a demand occurs.
Holders [Member] | Securities purchase agreement [Member] | Convertible Note [Member]
Short-Term Debt [Line Items]
Interest rate, percentage																																										140.00%
Investors [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt discount to be amortized		$ 1,151,000
Investors [Member] | Securities purchase agreement [Member]
Short-Term Debt [Line Items]
Principal amount		2,222,222																																	$ 2,222,222					$ 2,222,222
Interest expense debt																																						45,400			70,600
Debt issuance costs		$ 307,800
Accured interest																																			70,600					70,600
Warrant term		66 months
Debt discount to be amortized		$ 1,693,000																																	1,029,000					1,029,000
Debt discount																																			$ 562,300			$ 0		$ 663,300	$ 0
Proceeds from issuance of secured debt		$ 2,000,000
Class of warrants | shares		1,111,112
Original issue discount		$ 222,222
Number of shares issued | shares		19,231
Proceeds from Convertible Debt		$ 1,692,200
Payments of Debt Issuance Costs		$ 307,800
Warrants maturity date		Nov. 11, 2027
Warrant exercise price increase decrease | $ / shares		$ 0.80
Investors [Member] | Securities purchase agreement [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt discount to be amortized		$ 11,820